Net fee and commission income	6 Months Ended
Jun. 30, 2023
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.23	£m	£m	£m	£m
Fee type
Transactional	242	1,583	—	1,825
Advisory	363	94	—	457
Brokerage and execution	999	43	—	1,042
Underwriting and syndication	1,036	—	—	1,036
Other	49	36	8	93
Total revenue from contracts with customers	2,689	1,756	8	4,453
Other non-contract fee income	71	3	—	74
Fee and commission income	2,760	1,759	8	4,527
Fee and commission expense	(747)	(973)	(1)	(1,721)
Net fee and commission income	2,013	786	7	2,806

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.22	£m	£m	£m	£m
Fee type
Transactional	216	1,229	—	1,445
Advisory	440	72	—	512
Brokerage and execution	734	28	—	762
Underwriting and syndication	1,101	—	—	1,101
Other	30	78	11	119
Total revenue from contracts with customers	2,521	1,407	11	3,939
Other non-contract fee income	67	2	—	69
Fee and commission income	2,588	1,409	11	4,008
Fee and commission expense	(461)	(707)	(1)	(1,169)
Net fee and commission income	2,127	702	10	2,839
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.